Gratuity and other post-employment benefit plans - Summary of Maturity Analysis of Defined Benefit Payments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Within next 12 months [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	₨ 24	$ 0	₨ 20
From 2nd to 5th year [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	100	1	90
From 6th to 9th year [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	94	1	76
From 10th year and beyond [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	₨ 241	$ 3	₨ 147